Financial risks	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Financial risks
19. Financial risks
(1) Financial risk management policy
Toyota is exposed to various risks such as credit risk, liquidity risk, market risk (foreign currency risk, interest rate risk, commodity price fluctuation risk and stock price fluctuation risk). To hedge the market risk, Toyota also uses derivative financial instruments such as forward exchange contracts, interest rate swaps, commodity forwards transactions. With respect to the execution and management of derivative transactions, it follows the company regulations that set out transaction authority, and it is a policy not to conduct speculative transactions using derivative financial instruments.
In addition, Toyota procures necessary funds (mainly bank borrowings and issuing corporate bonds) based on the capital expenditure plans, and temporary surplus funds are managed with highly safe financial assets and short-term working capital is procured through bank borrowings and commercial paper. As for liquidity risk concerning fund procurement, each company manages it by preparing a monthly cash flow plan, etc.
(2) Credit risk
Receivables related to financial services are exposed to the credit risk. The risk is arisen from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota manages its credit risk by defining risk management methods and management systems for specific risks in accordance with the regulations on risk management. Based on such regulations, Toyota mitigates the credit risk through periodical monitoring of the customer’s credit status and undertaking the maturity control and account balance control, while detecting promptly any doubtful accounts caused by deterioration in the financial conditions.
Please see Note 3 “Allowance for credit losses on finance receivables” about measuring method of the expected credit losses on receivables related to financial services.

The carrying amount after impairment of the financial assets presented in the consolidated financial statements, as well as guarantee obligations and loan commitments that are set forth in the notes to the consolidated financial statements, are the maximum exposure to the credit risk of Toyota’s financial assets that do not take into account the value of the acquired collateral. The allowance for credit exposures of loan commitments and financial agreements is measured in the same way that the allowance for retail receivables is measured.
Retail receivables and financial lease receivables are being secured by vehicles as collateral. Wholesale receivables and other dealer loans are secured by placing appropriate property as collateral. Also, during the reporting period, there is no change in the policy regarding collateral.
The net changes in the allowance for credit losses relating to the retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable

Allowance for credit loss at beginning of year	79,402	78,426	40,376	198,204
Provision for credit loss, net of reversal	22,685	39,420	38,687	100,792
Charge-offs	—	—	(41,331)	(41,331)
Other	(13,961)	(18,381)	4,781	(27,561)

Allowance for credit loss at end of year	88,125	99,465	42,514	230,104

	Yen in millions
	For the year ended March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	88,125	99,465	42,514	230,104
Provision for credit loss, net of reversal	26,490	59,627	89,456	175,573
Charge-offs	—	—	(91,215)	(91,215)
Other	(18,895)	(34,225)	13,530	(39,591)

Allowance for credit loss at end of year	95,720	124,867	54,284	274,871

“Other” primarily includes reversal of allowance for credit loss due to the collection of retail receivables.

The table below shows the retail receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	15,753,211	1,083,642	—	16,836,854
Past due less than 90 days	283,753	405,941	17,655	707,350
Past due 90 days or more	—	779	102,457	103,236

Total	16,036,965	1,490,363	120,112	17,647,440

	Yen in millions
	March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	17,905,331	1,275,170	—	19,180,501
Past due less than 90 days	331,040	542,999	21,469	895,509
Past due 90 days or more	—	416	124,580	124,995

Total	18,236,371	1,818,584	146,049	20,201,004

The net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023

Allowance for credit loss at beginning of year	33,455	36,985
Provision for credit loss, net of reversal	11,107	14,926
Charge-offs	(3,712)	(7,233)
Other	(3,865)	(7,757)

Allowance for credit loss at end of year	36,985	36,920

“Other” primarily includes reversal of allowance for credit loss due to the collection of finance lease receivables.

The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31,
	2022	2023

Current	2,279,978	2,437,467
Past due less than 90 days	47,034	46,296
Past due 90 days or more	20,928	19,606

Total	2,347,941	2,503,369

The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable

Allowance for credit loss at beginning of year	17,467	7,241	4,935	29,642
Provision for credit loss, net of reversal	5,198	1,566	1,177	7,941
Charge-offs	—	—	(11)	(11)
Other	(8,317)	(3,715)	(705)	(12,736)

Allowance for credit loss at end of year	14,349	5,092	5,396	24,836

	Yen in millions
	For the year ended March 31, 2023
	Expected credit loss for 12 months	Expected credit loss for the entire period		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	14,349	5,092	5,396	24,836
Provision for credit loss, net of reversal	3,517	1,780	551	5,847
Charge-offs	—	—	—	—
Other	(3,225)	(2,289)	(547)	(6,062)

Allowance for credit loss at end of year	14,640	4,582	5,399	24,622

“Other” primarily includes reversal of allowance for credit loss due to the collection of wholesale receivables and other dealer loans.
Toyota charges off the credit - impaired finance receivables when Toyota considers that all or part of it will not be collected. The amount of receivables related to financial services which has been charged off but subject to ongoing collection activity was not significant for the years ended March 31, 2022 and 2023.

The balances of the wholesale receivables and other dealer loan receivables portfolios by credit status, as well as loan commitments and financial guarantee contracts, as of March 31, 2022 and 2023 are as follows.
The wholesale and other dealer loan receivables portfolio segment is segregated into following creditqualities below based on internal risk assessments by dealers.
Performing: Account not classified as either
Credit Watch, At Risk or DefaultCredit Watch: Account designated for elevated attention
At Risk: Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default: Account is not currently meeting contractual obligations, or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	2,730,860	—	—	2,730,860
Credit Watch	20,842	97,353	—	118,196
At Risk	—	32,299	699	32,998
Default	—	—	22,162	22,162
Loan commitments	10,050,817	69,393	90	10,120,300
Financial guarantee contracts	3,574,257	39,205	—	3,613,461

Total	16,376,776	238,251	22,952	16,637,978

	Yen in millions
	March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	3,300,629	—	—	3,300,629
Credit Watch	47,184	69,086	—	116,270
At Risk	—	29,780	6,708	36,487
Default	—	—	8,034	8,034
Loan commitments	10,704,882	65,053	572	10,770,507
Financial guarantee contracts	3,536,796	37,260	—	3,574,056

Total	17,589,491	201,179	15,314	17,805,983

For the year ended March 31, 2022 and 2023, the amount of finance receivables the terms of which were modified due to deterioration in credit conditions was not significant for any portfolio of finance receivables, and the amount of payment defaults on finance receivables so modified were not significant for any portfolio of such receivables.
(3) Liquidity risk
To secure cash on hand necessary for carrying out the operation, Toyota appropriately borrows from the financial institutions and issues corporate bonds or commercial paper, and there is a risk of failing to execute the payment on due date because of deterioration of fund procurement environment etc.,.
Toyota manages liquidity risk by monitoring the fund demand of each group company as appropriate, preparing a monthly-based funding plan, and comparing it with the daily cash flow. In addition to holding sufficient cash and cash equivalents in order to secure the liquidity and stability of funds, to prepare for emergency situations such as the sudden fund demand and market liquidity deterioration, a commitment line has been set up.
The amounts of
non-derivative
financial liabilities and derivative financial liabilities by a remaining contract maturity period are as follows:
As of March 31, 2022

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	852,301	(865,873)	(865,873)	—	—	—
Commercial paper	3,252,556	(3,260,578)	(3,260,578)	—	—	—
Current portion of long-term debt	7,026,845	(7,238,356)	(7,238,356)	—	—	—
Long-term debt	14,943,727	(15,458,478)	—	(9,194,302)	(4,501,420)	(1,762,756)
Lease liabilities	420,928	(466,661)	(61,735)	(85,791)	(60,661)	(258,474)

Total	26,496,358	(27,289,948)	(11,426,543)	(9,280,094)	(4,562,081)	(2,021,230)

Derivative financial liabilities
Interest derivative	325,912	(346,482)	(56,824)	(112,352)	(110,592)	(66,715)
Currency derivative
In	—	958,208	358,275	83,552	379,916	136,465
Out	171,286	(1,164,801)	(475,869)	(94,949)	(420,302)	(173,682)

Total	497,198	(553,075)	(174,417)	(123,748)	(150,978)	(103,932)

Total	26,993,557	(27,843,023)	(11,600,961)	(9,403,841)	(4,713,059)	(2,125,162)

As of March 31, 2023

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	916,725	(941,708)	(941,708)	—	—	—
Commercial paper	3,673,447	(3,765,973)	(3,765,973)	—	—	—
Current portion of long-term debt	7,648,596	(8,067,346)	(8,067,346)	—	—	—
Long-term debt	16,685,384	(17,762,084)	—	(10,527,952)	(5,609,531)	(1,624,601)
Lease liabilities	456,120	(507,902)	(74,780)	(102,258)	(76,769)	(254,096)

Total	29,380,273	(31,045,012)	(12,849,807)	(10,630,210)	(5,686,300)	(1,878,696)

Derivative financial liabilities
Interest derivative	296,438	(315,269)	(41,958)	(155,214)	(109,599)	(8,498)
Currency derivative
In	—	835,459	58,806	187,514	589,139	—
Out	159,819	(1,017,589)	(90,525)	(220,701)	(706,363)	—

Total	456,257	(497,400)	(73,678)	(188,401)	(226,823)	(8,498)

Total	29,836,530	(31,542,412)	(12,923,485)	(10,818,611)	(5,913,123)	(1,887,194)

Toyota has unused short-term lines of credit amounting to ¥2,534,291 million and ¥2,715,437 million of which ¥1,056,931 million and ¥1,153,342 million related to commercial paper programs as of March 31, 2022 and 2023, respectively. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.
As of March 31, 2022 and 2023, Toyota has unused long-term lines of credit amounting to
¥9,030,322 million and ¥9,461,614
million, respectively.
(4) Foreign exchange risk
Toyota is subject to the for
e
ign currency exposure through transactions in foreign currencies related to purchase, sale and finance associated with conducting business worldwide. Toyota is exposed to fluctuations risks related to future profitability or assets and liabilities regarding operating cash flow denominated in foreign currencies and various financial instruments. The most significant foreign currency exposure is primarily caused by the U.S. dollar and the euro.
Toyota uses derivative financial instruments including foreign exchange forward contracts, foreign currency options, interest rate currency swap agreements, and others, to manage the exposure to foreign currency exchange rate fluctuations.

Toyota uses
Value-at-risk
analysis measurement (“VaR”) to assess the risk of exchange rate fluctuation. Potential impact of pre-tax
cash flows on
VaR-integrated
foreign currency positions (including derivatives) for the years ended March 31, 2022 and 2023 is as follows:

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2022	257,600	241,825	263,600	214,800
For the year ended March 31, 2023	381,600	393,175	418,900	369,800
The Monte Carlo simulation method is used for Toyota’s VaR measurement, and measurement is based on a 95% confidence interval and a ten-day
holding period.
(5) Interest rate risk
In preceding with business activities, Toyota is exposed to interest rate risk due to fluctuation in market interest rates as it procures and invests funds necessary for working capital and capital investment. To maintain a desirable level of exposure related to interest rate fluctuation risk and minimize interest expense, Toyota conducts various financial instruments transactions.
Sensitivity analysis of Toyota’s interest rate risk associated with holding financial instruments if the interest rate increases by 1% is as follows. In this analysis, all other variables are assumed to be constant.

	Yen in millions
	For the years ended March 31,
	2022	2023
Impact on income before income taxes	(64,533)	(42,476)
Impact on other comprehensive income, before tax effect	(243,630)	(238,820)
(6) Market price fluctuation risk
Toyota is exposed to risks arising from increased costs due to commodity price fluctuations, such as iron and steel, precious metals and non-ferrous
alloys used in the manufacture of automobiles. Toyota controls the price risk associated with the purchase of those commodities by maintaining inventory at the minimum level.
Toyota is exposed to stock price fluctuation risk because it owns shares of companies that have business relationships mainly for promoting smooth business activities. Toyota periodically reviews the fair values and financial situations of the business partner companies and, taking into consideration the relationship with them, continually reviews the holding status. The impact on other comprehensive income, before tax effect when the declared price of equity financial assets (shares) in active markets changes by 10% for the year ended March 31, 2022, and 2023 is ¥316,281 million and
¥321,472
million, respectively.